LOANS AND BORROWINGS - Type of short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short-term borrowings by type
Unsecured short-term loans and borrowings	¥ 221,436	¥ 80,000
Secured short-term loans and borrowings	1,009,320	317,213
Short-term borrowings	¥ 1,230,756	¥ 397,213